UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Broadview Advisors, LLC
Address: 	100 E Wisconsin Avenue
		Suite 2250
		Milwaukee, WI 53202

Form 13F File Number: 28-10489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ethan A. Hill
Title: Assistant Vice President
Phone: 414-918-3970

100 E Wisconsin Ave., Suite 2250
Milwaukee, WI 53202

February 9, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  96
Form 13F Information Table Value Total:  521284 (thousands)

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101      517 16800.000000 SH   Sole             16800.000000
Affiliated Managers Group Inc  COM              008252108     1072 10800.000000 SH   Sole             10800.000000
Allstate Corp                  COM              020002101      510 16000.000000 SH   Sole             16000.000000
Applied Materials              COM              038222105      604 43000.000000 SH   Sole             43000.000000
Arch Coal Inc.                 COM              039380100     8632 246200.000000 SH  Sole            246200.000000
Arrow Electronics              COM              042735100    11980 349792.000000 SH  Sole            349792.000000
Arthur J Gallagher & Co        COM              363576109     4804 165200.000000 SH  Sole            165200.000000
Associated Banc-Corp           COM              045487105     8121 536017.000000 SH  Sole            536017.000000
Avid Technologies Inc          COM              05367P100     4807 275300.000000 SH  Sole            275300.000000
Banco Santander Brazil SA      COM              05967A107      612 45000.000000 SH   Sole             45000.000000
Barnes Group Inc               COM              067806109     9104 440453.000000 SH  Sole            440453.000000
Beacon Roofing Supply          COM              073685109     4929 275800.000000 SH  Sole            275800.000000
Beckman Coulter Inc            COM              075811109     6131 81500.000000 SH   Sole             81500.000000
Blackrock Income Tr Inc        COM              09247F100      161 23500.000000 SH   Sole             23500.000000
Brady Corp cl A                COM              104674106    11127 341200.000000 SH  Sole            341200.000000
Brunswick Corp                 COM              117043109     2995 159800.000000 SH  Sole            159800.000000
CAI International Inc          COM              12477X106     4345 221700.000000 SH  Sole            221700.000000
CISCO Systems Inc              COM              17275R102      409 20200.000000 SH   Sole             20200.000000
Cardtronics Inc                COM              14161H108     5880 332230.000000 SH  Sole            332230.000000
Celanese Corp.                 COM              150870103    11375 276300.000000 SH  Sole            276300.000000
Charles Schwab Corp            COM              808513105      258 15100.000000 SH   Sole             15100.000000
Chicago Bridge & Iron          COM              167250109    15114 459400.000000 SH  Sole            459400.000000
Ciena Corporation              COM              171779309     9034 429189.000000 SH  Sole            429189.000000
Cintas                         COM              172908105     7513 268700.000000 SH  Sole            268700.000000
Columbia Banking Systems Inc.  COM              197236102      386 18338.000000 SH   Sole             18338.000000
Columbus McKinnon Corp         COM              199333105     5251 258428.000000 SH  Sole            258428.000000
Covance Inc                    COM              222816100     9086 176730.000000 SH  Sole            176730.000000
Crane Co                       COM              224399105     7795 189800.000000 SH  Sole            189800.000000
Crocs Incorporated             COM              227046109     7624 445300.000000 SH  Sole            445300.000000
Cytec Industries Inc           COM              232820100     5901 111217.000000 SH  Sole            111217.000000
Douglas Dynamics Inc           COM              25960R105      162 10700.000000 SH   Sole             10700.000000
Dresser Rand Group Inc         COM              261608103     6184 145200.000000 SH  Sole            145200.000000
Du Pont E I De Nemours & Co    COM              263534109      574 11500.000000 SH   Sole             11500.000000
FirstMerit Bancorp             COM              337915102     1922 97111.959812 SH   Sole             97111.959812
Fiserv Inc.                    COM              337738108     5727 97800.000000 SH   Sole             97800.000000
Genworth Financial Inc         COM              37247D106     4076 310200.000000 SH  Sole            310200.000000
Greatbatch Inc                 COM              39153L106     5163 213800.000000 SH  Sole            213800.000000
HealthSouth Corp               COM              421924309    10077 486600.000000 SH  Sole            486600.000000
Henry Jack & Associates        COM              426281101      216 7400.000000 SH    Sole              7400.000000
Hexcel Corp                    COM              428291108     8664 478929.000000 SH  Sole            478929.000000
Higher One Holdings Inc        COM              42983D104     3966 196060.000000 SH  Sole            196060.000000
Hologic Inc                    COM              436440101    10027 532800.000000 SH  Sole            532800.000000
Icon PLC                       COM              45103T107     5716 260999.000000 SH  Sole            260999.000000
Illinois Toolworks Inc         COM              452308109      497 9300.000000 SH    Sole              9300.000000
Intel Corporation              COM              458140100      993 47200.000000 SH   Sole             47200.000000
Intermec Inc                   COM              458786100     3523 278245.000000 SH  Sole            278245.000000
Interpublic Group of Companies COM              460690100     8523 802500.000000 SH  Sole            802500.000000
JPMorgan Chase & Co            COM              46625H100      865 20400.000000 SH   Sole             20400.000000
Johnson Controls Inc           COM              478366107      928 24300.000000 SH   Sole             24300.000000
Kadant Inc                     COM              48282T104     1820 77211.000000 SH   Sole             77211.000000
Kaydon Corp                    COM              486587108     4001 98266.000000 SH   Sole             98266.000000
Kennametal Inc.                COM              489170100    16263 412143.000000 SH  Sole            412143.000000
Kinder Morgan Management LL    COM              49455U100     1697 25374.449000 SH   Sole             25374.449000
Kohls Corp                     COM              500255104      331 6100.000000 SH    Sole              6100.000000
Lincoln Electric Holdings Inc  COM              533900106     1573 24100.000000 SH   Sole             24100.000000
Liz Claiborne                  COM              539320101     7787 1087528.000000 SH Sole           1087528.000000
Longtop Financial Technologies COM              54318P108     3886 107400.000000 SH  Sole            107400.000000
Lyondell Basell Industries NV  COM              N53745100      984 28600.000000 SH   Sole             28600.000000
MB Financial Inc               COM              55264U108     1197 69100.000000 SH   Sole             69100.000000
MKS Instruments Inc.           COM              55306N104    10451 426553.000000 SH  Sole            426553.000000
Manitowoc Company Inc          COM              563571108     2871 219000.000000 SH  Sole            219000.000000
Metlife Inc                    COM              59156R108      711 16000.000000 SH   Sole             16000.000000
Mobile Mini Inc                COM              60740F105     2880 146262.000000 SH  Sole            146262.000000
Modine Manufacturing Co        COM              607828100     4912 316875.000000 SH  Sole            316875.000000
Molex Inc A                    COM              608554200    19742 1046195.000000 SH Sole           1046195.000000
Owens Illinois Inc             COM              690768403     8215 267600.000000 SH  Sole            267600.000000
PETsMART Inc.                  COM              716768106     2823 70900.000000 SH   Sole             70900.000000
PMC Sierra Inc                 COM              69344F106     8293 965400.000000 SH  Sole            965400.000000
Parametric Technology          COM              699173209     7016 311400.000000 SH  Sole            311400.000000
PartnerRe Ltd.                 COM              G6852T105     5244 65268.000000 SH   Sole             65268.000000
Patterson Companies Inc        COM              703395103     7604 248248.000000 SH  Sole            248248.000000
Peroleo Brasileiro Sa Petro    COM              71654V408      265 7000.000000 SH    Sole              7000.000000
Petrohawk Energy Corp          COM              716495106     8694 476400.000000 SH  Sole            476400.000000
Plexus Corp                    COM              729132100     5640 182300.000000 SH  Sole            182300.000000
Power Integrations Inc         COM              739276103     3703 92212.000000 SH   Sole             92212.000000
Red Robbin Gourmet Burgers Inc COM              75689M101     2048 95400.000000 SH   Sole             95400.000000
Reinsurance Group of           COM              759351604     9383 174700.000000 SH  Sole            174700.000000
Rockwood Holdings Inc          COM              774415103     8685 222000.000000 SH  Sole            222000.000000
Rowan Companies Inc.           COM              779382100     6385 182900.000000 SH  Sole            182900.000000
Royal Caribbean Cruises Ltd    COM              V7780T103     8563 182200.000000 SH  Sole            182200.000000
SPX Corp                       COM              784635104    11195 156600.000000 SH  Sole            156600.000000
Sandy Spring Bancorp Inc       COM              800363103     4467 242400.000000 SH  Sole            242400.000000
Sapient Corporation            COM              803062108     9586 792200.000000 SH  Sole            792200.000000
Scansource Inc                 COM              806037107     9969 312500.000000 SH  Sole            312500.000000
Sterling Bancshares Inc        COM              858907108      187 26600.000000 SH   Sole             26600.000000
TCF Financial Corp             COM              872275102      176 11900.000000 SH   Sole             11900.000000
US Bancorp                     COM              902973304     1063 39400.000000 SH   Sole             39400.000000
UTI Worldwide Inc              COM              G87210103     6159 290500.000000 SH  Sole            290500.000000
Ulta Salon Cosm and Frag Inc   COM              90384S303     6555 192800.000000 SH  Sole            192800.000000
Unit Corp                      COM              909218109     3082 66300.000000 SH   Sole             66300.000000
VCA Antech                     COM              918194101    10504 450994.000000 SH  Sole            450994.000000
Werner Enterprises Inc.        COM              950755108    10807 478200.000000 SH  Sole            478200.000000
Winnebago IndustriesInc        COM              974637100    15732 1035000.000000 SH Sole           1035000.000000
Wright Medical Group Inc       COM              98235T107     4324 278400.000000 SH  Sole            278400.000000
Xilinx Inc                     COM              983919101     3318 114500.000000 SH  Sole            114500.000000
SPDR SER TR KBW Regional Banki MUTUAL FUND      78464A698     6578   248700 SH       Sole                   248700